UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY HEALTH SCIENCES FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY HEALTH SCIENCES FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS - 100.0%
Biotechnology - 10.1%
28,929	Amgen Inc.*	$2,108,635
5,437	Biogen Idec Inc.*	243,307
41,949	Genentech Inc.*	3,604,258
9,842	Genzyme Corp.*	698,191

	Total Biotechnology	6,654,391

Health Care Equipment & Supplies - 10.8%
23,619	Biomet Inc.	893,034
42,449	Boston Scientific Corp.*	928,360
5,235	Guidant Corp.	385,296
53,362	Medtronic Inc.	3,013,352
38,536	Smith & Nephew PLC, Sponsored ADR	1,926,800

	Total Health Care Equipment & Supplies	7,146,842

Health Care Providers & Services - 30.2%
29,616	Aetna Inc.	2,866,829
34,909	AmerisourceBergen Corp.	1,523,429
74,602	Cardinal Health Inc.	5,374,328
71,803	Triad Hospitals Inc.*	2,948,231
31,036	UnitedHealth Group Inc.	1,844,159
14,665	Universal Health Services Inc., Class B Shares	696,734
60,596	WellPoint Inc.*	4,653,773

	Total Health Care Providers & Services	19,907,483

Pharmaceuticals - 48.9%
87,979	Abbott Laboratories	3,796,294
143,773	Bristol-Myers Squibb Co.	3,276,587
78,541	Eli Lilly & Co.	4,446,991
85,738	Johnson & Johnson	4,933,365
13,510	Medicis Pharmaceutical Corp., Class A Shares	417,594
97,099	Merck & Co. Inc.	3,349,915
38,249	Mylan Laboratories Inc.	753,505
94,515	Pfizer Inc.	2,427,145
197,159	Schering-Plough Corp.	3,775,595
60,315	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,571,228
54,974	Wyeth	2,542,548

	Total Pharmaceuticals	32,290,767

	TOTAL INVESTMENTS - 100.0% (Cost - $59,778,725#)	65,999,483
	Other Assets in Excess of Liabilities - 0.0%	29,046

	TOTAL NET ASSETS - 100.0%	$66,028,529

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Health Sciences Fund (the “Fund”) is a separate investment fund of the Smith Barney Sector Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,179,292
Gross unrealized depreciation	(3,958,534)

Net unrealized appreciation	$6,220,758

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 3, 2006